Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 833	$ 807
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Contract Value to Current Value Adjustment	22	46
EBP, Form 5500 Caption, Net Income (Loss)	1,214
EBP, Form 5500 Caption, Total Income	48
EBP, Form 5500 Caption, Net Assets	115,584	114,370
EBP, Investment, Plan Interest in Master Trust, Contract Value	855	853
EBP, Net Asset Available for Benefit	$ 115,606	$ 114,416